Trust specific information (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Physical gold bullion cost	$ 1,959,279	$ 2,011,115
Physical silver bullion cost	$ 980,623	999,939
Percent value of net assets of the Trust	0.40%
Threshold percent value of net assets of trust to calculate management fee	0.65%
Capital losses available for tax purposes	$ 0	$ 0
Sprott Inc [Member]
IfrsStatementLineItems [Line Items]
Number of units	703,799	0
Currency risk [member]
IfrsStatementLineItems [Line Items]
Other assets and accounts payable	$ (293)	$ 266
Concentration Risk [Member]
IfrsStatementLineItems [Line Items]
Percentage of physical gold bullion that constitutes total equity	67.80%	65.00%
Concentration Risk Location One [Member]
IfrsStatementLineItems [Line Items]
Percentage of physical silver bullion that constitutes total equity	24.40%	26.70%
Concentration Risk Location Two [Member]
IfrsStatementLineItems [Line Items]
Percentage of physical silver bullion that constitutes total equity	7.70%	8.20%
Scenario [Member]
IfrsStatementLineItems [Line Items]
Percent change in the exchange rate between the Canadian and U.S. Dollars	1.00%
Scenario [Member] | Other price risk [member]
IfrsStatementLineItems [Line Items]
Percentage increase in market value of silver	1.00%
Percentage increase in market value of gold	1.00%
Increase (decrease) in equity	$ 42,300	$ 40,000
Percentage decrease in market value of silver	1.00%
Percentage decrease in market value of gold	1.00%